Shareholders' capital (Details) - USD ($) $ / shares in Units, $ in Millions				6 Months Ended
	May 11, 2021	Feb. 04, 2021	Feb. 02, 2021	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Number of shares outstanding				51,398,663
Number of shares outstanding at beginning of period				47,571,283
Exercise of Options				233,630
Number of shares outstanding at end of period				51,398,663
Payments of stock issuance costs				$ 56.6
Expenses deducted from equity		$ 56.0
Net proceeds		$ 1,090.1
Maximum authorized increase of then outstanding share capital (as a percent)	10.00%
Period of outstanding share capital	18 months
Global Offering
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option				3,125,000
Number of shares issued			3,125,000
Global Offering | American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued			1,608,000
Share price			$ 320.0
Global Offering | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued			1,517,000
Share price			$ 265.69
Underwriters' Over Allotment Option
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option				468,750
Underwriters' Over Allotment Option | American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares issued		468,750
Gross proceeds from issue of shares		$ 1,146.7